INTEREST-BEARING LIABILITIES	6 Months Ended
Jun. 30, 2024
INTEREST-BEARING LIABILITIES
INTEREST-BEARING LIABILITIES	INTEREST-BEARING LIABILITIES

In millions	Consolidated statement of financial position value June 30, 2024	Nominal interest rates
Loans from financial institutions	$2,018.9	Long term 6.75% - 8.58% Short term 8.58%
Lease liabilities	431.5	5.56%
Other interest-bearing liabilities	26.7	5.53%
Total	$2,477.1

In millions	Consolidated statement of financial position value December 31, 2023	Nominal interest rates
Loans from financial institutions	$2,154.4	Long term 7.65%, Short term 6.68% - 8.10%
Loans from related parties	4,077.0	5.68%, 8.20%
Lease liabilities	339.8	5.24%
Other interest-bearing liabilities	90.0	7.86%
Total	$6,661.2
On February 16, 2024, the Company entered into a new credit agreement providing for (i) a new 7-year $500 million term loan facility, (ii) a new 7-year EUR 700 million term loan facility and (iii) a new $710 million 5-year revolving credit facility (together, the “New Senior Secured Credit Facilities”). The Company also issued $800 million of 6.750% new senior secured notes on the same day. As of June 30, 2024, no amounts were borrowed on the Revolving Credit Facility.
The net proceeds of the IPO, together with the net proceeds from the $500 million term loan facility, the EUR 700 million term loan facility and the $800 million notes issuance and additional cash on hands were used to repay (i) all remaining borrowings under the old term loan facility under the Senior Facilities Agreement with a carrying value of $1.86 billion as of December 31, 2023 (recorded within Loans from financial institutions), (ii) the remaining borrowings from Loans from related parties after the Equitization as well as (iii) the remaining borrowings from the bilateral facility with Standard Chartered and the old revolving credit facility under the Senior Facilities Agreement with a carrying value in the amount of $90.0 million and $291.0 million, respectively, as of December 31, 2023 (both recorded within current interest-bearing liabilities).